Schedule of Investments (unaudited)	iShares® MSCI Malaysia ETF
May 31, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Banks — 39.4%
AMMB Holdings Bhd(a)	4,620,937	$3,832,423
CIMB Group Holdings Bhd	16,855,612	19,789,836
Hong Leong Bank Bhd	1,649,240	7,927,702
Hong Leong Financial Group Bhd	581,800	2,681,449
Malayan Banking Bhd	12,054,281	25,034,122
Public Bank Bhd	36,933,600	39,894,623
RHB Bank Bhd	3,685,102	5,105,303
		104,265,458
Beverages — 0.2%
Fraser & Neave Holdings Bhd	120,400	534,011

Chemicals — 5.4%
Petronas Chemicals Group Bhd	6,089,200	14,258,083

Diversified Telecommunication Services — 1.3%
Telekom Malaysia Bhd	2,858,800	3,500,342

Electric Utilities — 5.2%
Tenaga Nasional Bhd	6,537,212	13,661,183

Electronic Equipment, Instruments & Components — 1.7%
Inari Amertron Bhd	7,066,800	4,515,538

Energy Equipment & Services — 1.9%
Dialog Group Bhd	9,326,254	5,163,622

Food Products — 12.7%
IOI Corp. Bhd	6,387,630	6,273,109
Kuala Lumpur Kepong Bhd	1,097,100	6,404,448
Nestle Malaysia Bhd	178,700	5,501,601
PPB Group Bhd	1,620,519	6,151,199
QL Resources Bhd	2,784,250	3,262,123
Sime Darby Plantation Bhd	5,269,655	6,043,366
		33,635,846
Gas Utilities — 3.0%
Petronas Gas Bhd	2,002,300	7,905,162

Health Care Equipment & Supplies — 3.2%
Hartalega Holdings Bhd(b)	4,344,000	4,166,906
Top Glove Corp. Bhd	13,519,700	4,322,846
		8,489,752
Health Care Providers & Services — 2.6%
IHH Healthcare Bhd	4,468,400	6,829,558

Hotels, Restaurants & Leisure — 4.1%
Genting Bhd	5,391,900	5,846,435
Genting Malaysia Bhd	7,547,500	5,160,205
		11,006,640
Industrial Conglomerates — 2.4%
HAP Seng Consolidated Bhd	1,569,700	2,975,565
Sime Darby Bhd	6,925,755	3,462,733
		6,438,298
Security	Shares	Value

Marine — 2.1%
MISC Bhd	3,402,520	$5,571,787

Metals & Mining — 4.4%
Press Metal Aluminium Holdings Bhd	9,220,300	11,650,660

Oil, Gas & Consumable Fuels — 1.5%
Petronas Dagangan Bhd	755,500	3,893,684

Specialty Retail — 1.1%
MR DIY Group M Bhd(c)	3,999,200	2,968,460

Transportation Infrastructure — 1.0%
Malaysia Airports Holdings Bhd(a)	1,687,400	2,528,705
Westports Holdings Bhd	117,600	92,635
		2,621,340
Wireless Telecommunication Services — 6.3%
Axiata Group Bhd	6,975,000	5,112,866
DiGi.Com Bhd	7,901,800	6,365,041
Maxis Bhd	5,950,300	5,151,394
		16,629,301
Total Common Stocks — 99.5%
(Cost: $161,184,776)		263,538,725

Short-Term Securities

Money Market Funds — 0.1%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.87%(d)(e)(f)	8,285	8,285
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.72%(d)(e)	310,000	310,000
		318,285
Total Short-Term Securities — 0.1%
(Cost: $318,285)		318,285

Total Investments in Securities — 99.6%
(Cost: $161,503,061)		263,857,010

Other Assets Less Liabilities — 0.4%		1,060,051

Net Assets — 100.0%		$264,917,061

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period end.
(f)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Schedule of Investments (unaudited) (continued)	iShares® MSCI Malaysia ETF
May 31, 2022

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended May 31, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 08/31/21	Purchases at Cost	Proceeds from Sale		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 05/31/22	Shares Held at 05/31/22	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$8,505,154	$—	$(8,496,383	)(a)	$1,131	$(1,617)	$8,285	8,285	$212,471	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	360,000	—	(50,000	)(a)	—	—	310,000	310,000	284		—
					$1,131	$(1,617)	$318,285		$212,755		$—

(a)	Represents net amount purchased (sold).
(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
MSCI Emerging Markets Index	35	06/17/22	$1,861	$57,638

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;
•	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and
•	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

Schedule of Investments (unaudited) (continued)	iShares® MSCI Malaysia ETF
May 31, 2022

Fair Value Measurements (continued)

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$64,474,687	$199,064,038	$—	$263,538,725
Money Market Funds	318,285	—	—	318,285
	$64,792,972	$199,064,038	$—	$263,857,010
Derivative financial instruments(a)
Assets
Futures Contracts	$57,638	$—	$—	$57,638

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

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